Investment Managers Series Trust
235 W. Galena Street
Milwaukee, Wisconsin 53212

May 5, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust–File Nos. 333-122901 and 811-21719 (the “Registrant”) on behalf of the Aristotle/Saul Global Opportunities Fund and Aristotle International Equity Fund

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series Aristotle/Saul Global Opportunities Fund and Aristotle International Equity Fund (the “Funds”) do not differ from that contained in Post-Effective Amendment No. 630 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on April 29, 2015.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1041.

 Sincerely,

/s/ Rita Dam
Rita Dam
Treasurer